Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Employees Benefit Plans [Abstract]
Employee Benefit Plans

NOTE 20. EMPLOYEE BENEFIT PLANS

The Corporation has a defined contribution pension plan covering a significant number of its employees. Under this plan, the Corporation matches individual contributions up to 5% of the employee’s eligible compensation. Total expense under the defined contribution plan in 2018 was $12.0 million (2017 – $10.4 million).